Private Placement - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions			12 Months Ended
	Jun. 03, 2020	Jun. 21, 2019	Dec. 31, 2021	Feb. 10, 2020
Statement [line items]
Private Placement Offerings	£ 56.0
Common stock shares issued	89,144,630
Par value per share	£ 0.003
Shares issued price per share	£ 0.174
Proceeds from Issuance of Convertible Notes	£ 40.5
Borrowing interest rate			6.00%
Conversion of loan notes into ordinary shares amount		£ 2.4	£ 40.5
Convertible loan amount			£ 18.9
Percentage Number Of Shares Issuable			50.00%
Exercise price per warrants			£ 0.348
Debt maturity			June 2023
Loan Notes [Member]
Statement [line items]
Common stock shares issued			40,397,976
Par value per share			£ 0.174
Notional amount			£ 12.4
Novartis [member]
Statement [line items]
Borrowing interest rate				6.00%
Conversion of loan notes into ordinary shares amount			£ 21.8
Number of converted loans converted to ordinary shares			125,061,475
Notional amount				£ 3.8
Warrants [Member]
Statement [line items]
Common stock shares issued	161,048,366
Warrants issued			161,048,366
Fair value of the warrants			£ 4.1
Loans And Notes
Statement [line items]
Notional amount			38.6
Debt Host Instrument
Statement [line items]
Notional amount			26.7
Embedded Derivative
Statement [line items]
Notional amount			£ 11.9
Tranche 1 Notes [Member]
Statement [line items]
Proceeds from Issuance of Convertible Notes	£ 15.5